Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021 [1]
Basis of Presentation [Line Items]
Borrowings, interest rate basis	300 basis points
Negative operating cash flows	$ (5,678)	$ (14,692)	$ (17,501)
Net loss	(23,957)	(47,237)	$ (31,725)
Cash	34,097	23,856
Bonds and money market funds	6,290	$ 9,214
Top of range [member]
Basis of Presentation [Line Items]
Minimum liquidity requirement amount	20,000
Bottom of range [member]
Basis of Presentation [Line Items]
Minimum liquidity requirement amount	$ 15,000

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.